Fair Value Long-term Debt, Other Temporary Investments, Nuclear Trusts (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding		$ 36,801.0	$ 34,557.6
Long-term Debt, Fair Value	[1]	32,915.9	38,789.3
Other Temporary Investments
Cost		223.6	232.0
Gross Unrealized Gains		19.4	36.4
Gross Unrealized Losses		8.3	0.0
Fair Value		234.7	268.4
Debt and Equity Securities Within Other Temporary Investments
Proceeds From Investment Sales		30.2	15.0	$ 50.9
Purchases of Investments		18.8	26.9	41.6
Gross Realized Gains on Investment Sales		6.1	3.6	3.8
Gross Realized Losses on Investment Sales		1.3	0.0	0.2
Nuclear Trust Fund Investments
Fair Value		3,341.2	3,867.0
Contractual Maturities, Fair Value of Debt Securities
Fair Value		3,341.2	3,867.0
Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains		1,467.3	1,974.7
Other-Than-Temporary Impairments		(28.5)	(10.1)
Securities Activity Within the Decommissioning and SNF Trusts
Proceeds from Investment Sales		2,713.6	1,886.4	1,593.4
Purchases of Investments		2,765.4	1,928.2	1,637.2
Gross Realized Gains on Investment Sales		52.4	103.2	26.4
Gross Realized Losses on Investment Sales		42.6	16.5	26.1
Contractual Maturities, Fair Value of Debt Securities
Within 1 year		365.2
After 1 year through 5 years		425.4
After 5 years through 10 years		203.0
After 10 years		195.1
Fair Value Measurements (Textuals)
Adjusted Cost of Debt Securities		1,200.0	1,200.0
Adjusted Cost of Domestic Equity Securities		654.0	641.0
AEP Texas Inc. [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding		5,657.8	5,180.8
Long-term Debt, Fair Value		5,045.8	5,663.8
AEP Transmission Co [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding		4,782.8	4,343.9
Long-term Debt, Fair Value		3,940.5	4,968.2
Appalachian Power Co [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding		5,410.5	4,938.9
Long-term Debt, Fair Value		5,079.2	6,037.1
Indiana Michigan Power Co [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding		3,260.8	3,195.0
Long-term Debt, Fair Value		2,929.0	3,748.0
Nuclear Trust Fund Investments
Fair Value		3,341.2	3,867.0
Contractual Maturities, Fair Value of Debt Securities
Fair Value		3,341.2	3,867.0
Indiana Michigan Power Co [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains		1,467.3	1,974.7
Other-Than-Temporary Impairments		(28.5)	(10.1)
Securities Activity Within the Decommissioning and SNF Trusts
Proceeds from Investment Sales		2,713.6	1,886.4	1,593.4
Purchases of Investments		2,765.4	1,928.2	1,637.2
Gross Realized Gains on Investment Sales		52.4	103.2	26.4
Gross Realized Losses on Investment Sales		42.6	16.5	$ 26.1
Contractual Maturities, Fair Value of Debt Securities
Within 1 year		365.2
After 1 year through 5 years		425.4
After 5 years through 10 years		203.0
After 10 years		195.1
Fair Value Measurements (Textuals)
Adjusted Cost of Debt Securities		1,200.0	1,200.0
Adjusted Cost of Domestic Equity Securities		654.0	641.0
Ohio Power Co [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding		2,970.3	2,968.5
Long-term Debt, Fair Value		2,516.6	3,437.5
Public Service Co Of Oklahoma [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding		1,912.8	1,913.5
Long-term Debt, Fair Value		1,635.8	2,163.7
Southwestern Electric Power Co [Member]
Book Values and Fair Values of Long - term Debt
Total Long-term Debt Outstanding		3,391.6	3,395.2
Long-term Debt, Fair Value		2,870.9	3,792.9
Cash [Member]
Other Temporary Investments
Cost	[2]	47.1	48.0
Gross Unrealized Gains	[2]	0.0	0.0
Gross Unrealized Losses	[2]	0.0	0.0
Fair Value	[2]	47.1	48.0
Other Cash Deposits [Member]
Other Temporary Investments
Cost		9.0	10.0
Gross Unrealized Gains		0.0	0.0
Gross Unrealized Losses		0.0	0.0
Fair Value	[3]	9.0	10.0
Mutual Funds Fixed Income [Member]
Other Temporary Investments
Cost	[4]	152.4	154.3
Gross Unrealized Gains	[4]	0.0	0.5
Gross Unrealized Losses	[4]	(8.3)	0.0
Fair Value	[4]	144.1	154.8
Mutual Funds Equity [Member]
Other Temporary Investments
Cost		15.1	19.7
Gross Unrealized Gains		19.4	35.9
Gross Unrealized Losses		0.0	0.0
Fair Value		34.5	55.6
Fixed Income Funds [Member]
Nuclear Trust Fund Investments
Fair Value		1,188.7	1,240.4
Contractual Maturities, Fair Value of Debt Securities
Fair Value		1,188.7	1,240.4
Fixed Income Funds [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains		(10.0)	73.4
Other-Than-Temporary Impairments		(28.5)	(10.1)
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Fair Value		1,188.7	1,240.4
Contractual Maturities, Fair Value of Debt Securities
Fair Value		1,188.7	1,240.4
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains		(10.0)	73.4
Other-Than-Temporary Impairments		(28.5)	(10.1)
Domestic [Member]
Nuclear Trust Fund Investments
Fair Value	[5]	2,131.3	2,541.9
Contractual Maturities, Fair Value of Debt Securities
Fair Value	[5]	2,131.3	2,541.9
Domestic [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Unrealized Gain on Securities		1,500.0	1,900.0
Unrealized Loss on Securities		6.0	4.0
Nuclear Trust Fund Investments
Gross Unrealized Gains	[6]	1,477.3	1,901.3
Other-Than-Temporary Impairments		0.0	0.0
Domestic [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Fair Value	[5]	2,131.3	2,541.9
Contractual Maturities, Fair Value of Debt Securities
Fair Value	[5]	2,131.3	2,541.9
Domestic [Member] | Indiana Michigan Power Co [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Unrealized Gain on Securities		1,500.0	1,900.0
Unrealized Loss on Securities		6.0	4.0
Nuclear Trust Fund Investments
Gross Unrealized Gains	[6]	1,477.3	1,901.3
Other-Than-Temporary Impairments		0.0	0.0
Cash and Cash Equivalents [Member]
Nuclear Trust Fund Investments
Fair Value	[7]	21.2	84.7
Contractual Maturities, Fair Value of Debt Securities
Fair Value	[7]	21.2	84.7
Cash and Cash Equivalents [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains		0.0	0.0
Other-Than-Temporary Impairments		0.0	0.0
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Fair Value	[7]	21.2	84.7
Contractual Maturities, Fair Value of Debt Securities
Fair Value	[7]	21.2	84.7
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains		0.0	0.0
Other-Than-Temporary Impairments		0.0	0.0
US Government Agencies Debt Securities [Member]
Nuclear Trust Fund Investments
Fair Value		1,123.8	1,156.4
Contractual Maturities, Fair Value of Debt Securities
Fair Value		1,123.8	1,156.4
US Government Agencies Debt Securities [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains		(3.1)	66.3
Other-Than-Temporary Impairments		(18.8)	(7.9)
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Fair Value		1,123.8	1,156.4
Contractual Maturities, Fair Value of Debt Securities
Fair Value		1,123.8	1,156.4
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains		(3.1)	66.3
Other-Than-Temporary Impairments		(18.8)	(7.9)
Corporate Debt [Member]
Nuclear Trust Fund Investments
Fair Value		61.6	76.7
Contractual Maturities, Fair Value of Debt Securities
Fair Value		61.6	76.7
Corporate Debt [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains		(7.0)	6.7
Other-Than-Temporary Impairments		(9.6)	(2.1)
Corporate Debt [Member] | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Fair Value		61.6	76.7
Contractual Maturities, Fair Value of Debt Securities
Fair Value		61.6	76.7
Corporate Debt [Member] | Indiana Michigan Power Co [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains		(7.0)	6.7
Other-Than-Temporary Impairments		(9.6)	(2.1)
State and Local Jurisdiction
Nuclear Trust Fund Investments
Fair Value		3.3	7.3
Contractual Maturities, Fair Value of Debt Securities
Fair Value		3.3	7.3
State and Local Jurisdiction | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains		0.1	0.4
Other-Than-Temporary Impairments		(0.1)	(0.1)
State and Local Jurisdiction | Indiana Michigan Power Co [Member]
Nuclear Trust Fund Investments
Fair Value		3.3	7.3
Contractual Maturities, Fair Value of Debt Securities
Fair Value		3.3	7.3
State and Local Jurisdiction | Indiana Michigan Power Co [Member] | Spent Nuclear Fuel and Decommissioning Trusts [Member]
Nuclear Trust Fund Investments
Gross Unrealized Gains		0.1	0.4
Other-Than-Temporary Impairments		(0.1)	(0.1)
Equity units [Member]
Book Values and Fair Values of Long - term Debt
Long-term Debt, Fair Value		$ 877.0	$ 1,700.0

[1]	The fair value amounts include debt related to AEP’s Equity Units and had a fair value of $877 million and $1.7 billion as of December 31, 2022 and 2021, respectively. See “Equity Units” section of Note 14 for additional information.
[2]	Primarily represents amounts held for the repayment of debt.
[3]	Amounts in “Other” column primarily represent cash deposits in bank accounts with financial institutions or third-parties. Level 1 and Level 2 amounts primarily represent investments in money market funds.
[4]	Primarily short and intermediate maturities which may be sold and do not contain maturity dates.
[5]	Amounts represent publicly-traded equity securities and equity-based mutual funds.
[6]	Amount reported as Gross Unrealized Gains includes unrealized gains of $1.5 billion and $1.9 billion and unrealized losses of $6 million and $4 million as of December 31, 2022 and 2021, respectively.
[7]	Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 1 amounts primarily represent investments in money market funds.